SEGMENT DATA	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT DATA

NOTE 14. SEGMENT DATA

The accounting guidance on Segment Reporting establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in financial statements. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision maker (the Company’s Chief Executive Officer or “CODM”) in making decisions on how to allocate resources and assess performance. The Company’s three operating segments are Video Solutions, Revenue Cycle Management, and Entertainment, each of which has specific personnel responsible for that business and reports to the CODM. Corporate expenses capture the Company’s corporate administrative activities, is also to be reported in the segment information. The Company’s captive insurance subsidiary provides services to the Company’s other business segments and not to outside customers. Therefore, its operations are eliminated in consolidation and is not considered a separate business segment for financial reporting purposes.

The Video Solutions Segment encompasses our law, commercial, and Shield™ divisions. This segment includes both service and product revenues through our subscription models offering cloud and warranty solutions, and hardware sales for video and health safety solutions. The Revenue Cycle Management Segment provides working capital and back-office services to a variety of healthcare organizations throughout the country, as a monthly service fee. The Entertainment Segment acts as an intermediary between ticket buyers and sellers within our secondary ticketing platform, ticketsmarter.com, and we also acquire tickets from primary sellers to then sell through various platforms.

The Company’s corporate administration activities are reported in the corporate line item. These activities primarily include expense related to certain corporate officers and support staff, certain accounting staff, expense related to the Company’s Board of Directors, stock option expense for options granted to corporate administration employees, certain consulting expenses, investor relations activities, and a portion of the Company’s legal, auditing and professional fee expenses. Corporate identifiable assets primarily consist of cash, invested cash (if any), refundable income taxes (if any), and deferred income taxes.

Summarized financial information for the Company’s reportable business segments is provided for the indicated periods and as of September 30, 2024, and 2023:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Net Revenues:
Video Solutions	$1,196,362	$1,797,348	$4,500,325	$5,596,300
Revenue Cycle Management	1,601,792	1,636,543	4,600,745	5,142,904
Entertainment	1,253,557	2,903,808	6,096,227	11,575,315
Total Net Revenues	$4,051,711	$6,337,699	$15,197,297	$22,314,519

Gross Profit:
Video Solutions	$769,063	$426,795	$1,622,558	$1,740,397
Revenue Cycle Management	666,723	625,114	1,731,860	2,203,220
Entertainment	304,188	174,240	149,386	1,564,361
Total Gross Profit	$1,739,974	$1,226,149	$3,503,804	$5,507,978

Operating Income (loss):
Video Solutions	$(89,055)	$(1,311,143)	$(1,909,246)	$(4,639,316)
Revenue Cycle Management	(4,085,224)	43,202	(3,955,761)	299,010
Entertainment	(1,516,934)	(1,256,681)	(3,987,415)	(2,818,617)
Corporate	(1,691,086)	(2,623,421)	(5,083,070)	(9,102,631)
Total Operating Income (Loss)	$(7,382,299)	$(5,148,043)	$(14,935,492)	$(16,261,554)

Depreciation and Amortization:
Video Solutions	$133,246	$219,955	$520,970	$629,677
Revenue Cycle Management	26,735	26,328	80,164	69,066
Entertainment	339,265	319,302	977,112	957,884
Total Depreciation and Amortization	$499,246	$565,585	$1,578,246	$1,656,627

	September 30, 2024	December 31, 2023
Assets (net of eliminations):
Video Solutions	$16,876,673	$26,396,559
Revenue Cycle Management	1,969,225	2,260,376
Entertainment	6,037,666	6,324,211
Corporate	7,379,605	12,047,663
Total Identifiable Assets	$32,263,169	$47,028,809

The segments recorded noncash items effecting the gross profit and operating income (loss) through the established inventory reserves based on estimates of excess and/or obsolete current and non-current inventory. The Company recorded a reserve for excess and obsolete inventory in the video solutions segment of $4,144,749 and a reserve for the entertainment segment of $78,241 as of September 30, 2024.

The segment net revenues reported above represent sales to external customers. Segment gross profit represents net revenues less cost of revenues. Segment operating income, which is used in management’s evaluation of segment performance, represents net revenues, less cost of revenues, less all operating expenses. Identifiable assets are those assets used by each segment in its operations. Corporate assets primarily consist of cash, property, plant and equipment, accounts receivable, inventories, and other assets.

NOTE 23. SEGMENT DATA

The accounting guidance on Segment Reporting establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in financial statements. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision maker (the Company’s Chief Executive Officer or “CODM”) in making decisions on how to allocate resources and assess performance. The Company’s three operating segments are Video Solutions, Revenue Cycle Management, and Entertainment, each of which has specific personnel responsible for that business and reports to the CODM. Corporate expenses capture the Company’s corporate administrative activities, is also to be reported in the segment information. The Company’s captive insurance subsidiary provides services to the Company’s other business segments and not to outside customers. Therefore, its operations are eliminated in consolidation and is not considered a separate business segment for financial reporting purposes.

The Video Solutions Segment encompasses our law, commercial, and shield divisions. This segment includes both service and product revenues through our subscription models offering cloud and warranty solutions, and hardware sales for video and health safety solutions. The Revenue Cycle Management Segment provides working capital and back-office services to a variety of healthcare organizations throughout the country, as a monthly service fee. The Entertainment Segment acts as an intermediary between ticket buyers and sellers within our secondary ticketing platform, ticketsmarter.com, and we also acquire tickets from primary sellers to then sell through various platforms.

The Company’s corporate administration activities are reported in the corporate line item. These activities primarily include expense related to certain corporate officers and support staff, certain accounting staff, expense related to the Company’s Board of Directors, stock option expense for options granted to corporate administration employees, certain consulting expenses, investor relations activities, and a portion of the Company’s legal, auditing and professional fee expenses. Corporate identifiable assets primarily consist of cash, invested cash (if any), refundable income taxes (if any), and deferred income taxes.

Summarized financial information for the Company’s reportable business segments is provided for the years ended December 31, 2023, and 2022:

	Years Ended December 31,
	2023	2022
Net Revenues:
Video Solutions	$7,471,285	$8,252,288
Revenue Cycle Management	6,713,678	7,886,107
Entertainment	14,063,381	20,871,500
Total Net Revenues	$28,248,344	$37,009,895

Gross Profit (loss):
Video Solutions	$1,290,509	$(1,250,277)
Revenue Cycle Management	2,772,271	3,303,477
Entertainment	1,699,704	268,741
Total Gross Profit	$5,762,484	$2,321,941

Operating Income (loss):
Video Solutions	$(7,135,584)	$(9,278,721)
Revenue Cycle Management	292,543	357,705
Entertainment	(3,646,770)	(7,369,241)
Corporate	(11,750,742)	(13,443,001)
Total Operating Income (Loss)	$(22,240,553)	$(29,733,258)

Depreciation and Amortization:
Video Solutions	$836,699	$769,228
Revenue Cycle Management	104,352	128,082
Entertainment	1,277,186	1,279,369
Total Depreciation and Amortization	$2,218,237	$2,176,679

Assets (net of eliminations):
Video Solutions	$26,396,559	$28,509,706
Revenue Cycle Management	2,260,376	2,201,570
Entertainment	6,324,211	11,190,491
Corporate	12,047,663	14,766,295
Total Identifiable Assets	$47,028,809	$56,668,062

The segments recorded noncash items affecting the gross profit and operating income (loss) through the established inventory reserves based on estimates of excess and/or obsolete current and non-current inventory. The Company recorded a reserve for excess and obsolete inventory in the video solutions segment of $4,355,666 and $5,230,261 and a reserve for the entertainment segment of $186,795 and $259,280 as of December 31, 2023 and 2022.

The segment net revenues reported above represent sales to external customers. Segment gross profit represents net revenues less cost of revenues. Segment operating income, which is used in management’s evaluation of segment performance, represents net revenues, less cost of revenues, less all operating expenses. Identifiable assets are those assets used by each segment in its operations. Corporate assets primarily consist of cash, property, plant and equipment, accounts receivable, inventories, and other assets.